Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PGIM Rock ETF Trust
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM S&P 500 Buffer 12 ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - January
Class Name	PGIM S&P 500 Buffer 12 ETF - January
Trading Symbol	JANP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - January (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - January	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on January 1, 2025, and will end on December 31, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.46%	14.32% (12/29/2023)
S&P 500 Price Return Index	19.89%	21.73%

Since Inception returns are provided for the Fund since it has less than
10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 29, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 11,840,200
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 33,896
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 11,840,200
Number of fund holdings	5
Total advisory fees paid for the year	$ 33,896
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(4.6)%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.26%
in the year ended October 31, 2024 to 0.43% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.26%
in the year ended October 31, 2024 to 0.43% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.26%
in the year ended October 31, 2024 to 0.43% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM S&P 500 Buffer 20 ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - January
Class Name	PGIM S&P 500 Buffer 20 ETF - January
Trading Symbol	PBJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - January (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - January	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on January 1, 2025 and will end on December 31, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.45%	11.12% (12/29/2023)
S&P 500 Price Return Index	19.89%	21.73%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 29, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 27,633,854
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 168,258
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 27,633,854
Number of fund holdings	5
Total advisory fees paid for the year	$ 168,258
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDI
NG
S AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.2%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(6.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.24%
in the year ended October 31, 2024 to 0.49% due to the expiration of a voluntary fee waiver on a waiver on a portion of the Fund's unitary management fee on December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.24%
in the year ended October 31, 2024 to 0.49% due to the expiration of a voluntary fee waiver on a waiver on a portion of the Fund's unitary management fee on December 31, 2024.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.24%
in the year ended October 31, 2024 to 0.49% due to the expiration of a voluntary fee waiver on a waiver on a portion of the Fund's unitary management fee on December 31, 2024.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM S&P 500 Buffer 12 ETF - February
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - February
Class Name	PGIM S&P 500 Buffer 12 ETF - February
Trading Symbol	FEBP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - February (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - February	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on February 1, 2025 and will end on January 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	12.66%	13.61% (1/31/2024)
S&P 500 Price Return Index	19.89%	21.77%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 10,331,400
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 32,091
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 10,331,400
Number of fund holdings	5
Total advisory fees paid for the year	$ 32,091
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	103.2%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(4.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.31%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.31%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.31%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM S&P 500 Buffer 20 ETF - February
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - February
Class Name	PGIM S&P 500 Buffer 20 ETF - February
Trading Symbol	PBFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - February (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - February	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on February 1, 2025 and will end on January 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.00%	10.81% (1/31/2024)
S&P 500 Price Return Index	19.89%	21.77%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 16,473,298
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 54,186
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 16,473,298
Number of fund holdings	5
Total advisory fees paid for the year	$ 54,186
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.3%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(5.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.29%
in the year ended October 31, 2024 to 0.45% due the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.29%
in the year ended October 31, 2024 to 0.45% due the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.29%
in the year ended October 31, 2024 to 0.45% due the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM S&P 500 Buffer 12 ETF - March
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - March
Class Name	PGIM S&P 500 Buffer 12 ETF - March
Trading Symbol	MRCP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - March (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - March	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on March 1, 2025 and will end on February 28, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncement regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	14.96%	14.72% (2/29/2024)
S&P 500 Price Return Index	19.89%	19.31%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Feb. 29, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 11,955,167
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 34,484
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 11,955,167
Number of fund holdings	5
Total advisory fees paid for the year	$ 34,484
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.8%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(5.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.33%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.33%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.33%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM S&P 500 Buffer 20 ETF - March
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - March
Class Name	PGIM S&P 500 Buffer 20 ETF - March
Trading Symbol	PBMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - March (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prosp
ectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - March	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on March 1, 2025 and will end on February 28, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	11.38%	11.55% (2/29/2024)
S&P 500 Price Return Index	19.89%	19.31%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Feb. 29, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 15,309,791
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 50,315
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 15,309,791
Number of fund holdings	5
Total advisory fees paid for the year	$ 50,315
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.8%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(7.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.35%
in the year ended October 31, 2024 to 0.44% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.35%
in the year ended October 31, 2024 to 0.44% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.35%
in the year ended October 31, 2024 to 0.44% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM S&P 500 Buffer 12 ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - April
Class Name	PGIM S&P 500 Buffer 12 ETF - April
Trading Symbol	APRP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - April (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - April	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on April 1, 2025 and will end on March 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	8.71%	10.29% (3/28/2024)
S&P 500 Price Return Index	19.89%	18.13%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Mar. 28, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 12,863,577
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 35,817
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 12,863,577
Number of fund holdings	5
Total advisory fees paid for the year	$ 35,817
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	110.4%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Options Written	(11.2)%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.36%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.36%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.36%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM S&P 500 Buffer 20 ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - April
Class Name	PGIM S&P 500 Buffer 20 ETF - April
Trading Symbol	PBAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - April (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - April	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on April 1, 2025 and will end on March 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	7.26%	8.73% (3/28/2024)
S&P 500 Price Return Index	19.89%	18.13%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Mar. 28, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 20,861,871
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 70,371
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 20,861,871
Number of fund holdings	5
Total advisory fees paid for the year	$ 70,371
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	113.1%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(13.8)%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.39%
in the year ended October 31, 2024 to 0.45% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.39%
in the year ended October 31, 2024 to 0.45% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.39%
in the year ended October 31, 2024 to 0.45% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM S&P 500 Buffer 12 ETF - May
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - May
Class Name	PGIM S&P 500 Buffer 12 ETF - May
Trading Symbol	MAYP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - May (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - May	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on May 1, 2025 and will end on April 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	11.58%	13.91% (4/30/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 10,343,301
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 27,877
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 10,343,301
Number of fund holdings	5
Total advisory fees paid for the year	$ 27,877
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	110.6%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(11.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.37%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.37%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.37%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM S&P 500 Buffer 20 ETF - May
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - May
Class Name	PGIM S&P 500 Buffer 20 ETF - May
Trading Symbol	PBMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - May (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - May	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on May 1, 2025 and will end on April 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.34%	11.92% (4/30/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 13,626,966
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 41,859
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 13,626,966
Number of fund holdings	5
Total advisory fees paid for the year	$ 41,859
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	113.8%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(14.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - June
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - June
Class Name	PGIM S&P 500 Buffer 12 ETF - June
Trading Symbol	JUNP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - June (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request
this
information by contacting us at
(888) 247-8090 or (973) 802-2093
from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - June	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on June 1, 2025 and will end on May 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies
, enabling equity markets to recover and gain
additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.60%	13.93% (5/31/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 31, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 11,147,421
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 37,658
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 11,147,421
Number of fund holdings	5
Total advisory fees paid for the year	$ 37,658
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	107.5%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(8.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - June
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - June
Class Name	PGIM S&P 500 Buffer 20 ETF - June
Trading Symbol	PBJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - June (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - June	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on June 1, 2025 and will end on May 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	12.38%	12.41% (5/31/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 31, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 19,794,227
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 55,867
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 19,794,227
Number of fund holdings	5
Total advisory fees paid for the year	$ 55,867
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	109.4%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(10.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF – July
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - July
Class Name	PGIM S&P 500 Buffer 12 ETF - July
Trading Symbol	JULP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - July (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - July	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on July 1, 2025 and will end on June 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	14.80%	14.04% (5/7/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 07, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 16,111,760
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 44,836
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 16,111,760
Number of fund holdings	5
Total advisory fees paid for the year	$ 44,836
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.7%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(6.4)%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM S&P 500 Buffer 20 ETF - July
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - July
Class Name	PGIM S&P 500 Buffer 20 ETF - July
Trading Symbol	PBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - July (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - July	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on July 1, 2025 and will end on June 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	12.51%	11.98% (5/7/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 07, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 26,330,124
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 67,409
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 26,330,124
Number of fund holdings	5
Total advisory fees paid for the year	$ 67,409
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	107.1%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(7.9)%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM S&P 500 Buffer 12 ETF - August
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - August
Class Name	PGIM S&P 500 Buffer 12 ETF - August
Trading Symbol	AUGP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - August (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - August	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on August 1, 2025 and will end on July 31, 2026. Within each target outcome period, performance is primarily driven by the return of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	15.94%	14.90% (5/9/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 09, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 11,364,075
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 30,636
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 11,364,075
Number of fund holdings	5
Total advisory fees paid for the year	$ 30,636
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(5.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - August
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - August
Class Name	PGIM S&P 500 Buffer 20 ETF - August
Trading Symbol	PBAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - August (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - August	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on August 1, 2025 and will end on July 31, 2026. Within each target outcome period, performance is primarily driven by the return of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	12.37%	12.07% (5/9/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 09, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 18,055,601
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 38,338
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 18,055,601
Number of fund holdings	5
Total advisory fees paid for the year	$ 38,338
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.0%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(6.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - September
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - September
Class Name	PGIM S&P 500 Buffer 12 ETF - September
Trading Symbol	SEPP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - September (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - September	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on September 1, 2025 and will end on August 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	15.13%	13.81% (5/14/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 14, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 12,394,548
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 30,679
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 12,394,548
Number of fund holdings	5
Total advisory fees paid for the year	$ 30,679
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.7%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(5.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - September
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - September
Class Name	PGIM S&P 500 Buffer 20 ETF - September
Trading Symbol	PBSE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - September (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - September	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on September 1, 2025 and will end on August 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	11.56%	10.95% (5/14/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 14, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 34,072,575
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 43,971
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 34,072,575
Number of fund holdings	5
Total advisory fees paid for the year	$ 43,971
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.8%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(6.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - October
Class Name	PGIM S&P 500 Buffer 12 ETF - October
Trading Symbol	OCTP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - October (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - October	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable.
■
The current target outcome period began on October 1, 2025 and will end on September 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	14.54%	13.25% (5/16/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 16, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 18,296,036
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 42,868
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 18,296,036
Number of fund holdings	5
Total advisory fees paid for the year	$ 42,868
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.5%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(5.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - October
Class Name	PGIM S&P 500 Buffer 20 ETF - October
Trading Symbol	PBOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - October (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - October	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on October 1, 2025 and will end on September 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.86%	10.29% (5/16/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 16, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 20,196,579
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 38,457
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 20,196,579
Number of fund holdings	5
Total advisory fees paid for the year	$ 38,457
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.9%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(5.7)%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM S&P 500 Buffer 12 ETF - November
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - November
Class Name	PGIM S&P 500 Buffer 12 ETF - November
Trading Symbol	NOVP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - November (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - November	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The target outcome period for the reporting period began on November 1, 2024 and ended on October 31, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.49%	13.77% (5/21/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 21, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 8,438,125
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 21,490
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 8,438,125
Number of fund holdings	5
Total advisory fees paid for the year	$ 21,490
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
Options Written	(5.0)%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

PGIM S&P 500 Buffer 20 ETF - November
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - November
Class Name	PGIM S&P 500 Buffer 20 ETF - November
Trading Symbol	PBNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - November (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - November	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The target outcome period for the reporting period began on November 1, 2024 and ended on October 31, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.54%	11.03% (5/21/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 21, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 13,091,233
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 34,260
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 13,091,233
Number of fund holdings	5
Total advisory fees paid for the year	$ 34,260
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.7%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(5.1)%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM S&P 500 Buffer 12 ETF - December
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - December
Class Name	PGIM S&P 500 Buffer 12 ETF - December
Trading Symbol	DECP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - December (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - December	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The target outcome period for the reporting period began on December 1, 2024 and will end on November 30, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.23%	13.07% (5/23/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 23, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 9,851,516
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 28,443
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 9,851,516
Number of fund holdings	5
Total advisory fees paid for the year	$ 28,443
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.0%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(1.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - December
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - December
Class Name	PGIM S&P 500 Buffer 20 ETF - December
Trading Symbol	PBDE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - December (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - December	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The target outcome period for the reporting period began on December 1, 2024 and will end on November 30, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.80%	10.78% (5/23/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 23, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 23,765,343
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 89,917
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 23,765,343
Number of fund holdings	5
Total advisory fees paid for the year	$ 89,917
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT
ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.8%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Options Written	(3.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Laddered S&P 500 Buffer 12 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered S&P 500 Buffer 12 ETF
Class Name	PGIM Laddered S&P 500 Buffer 12 ETF
Trading Symbol	BUFP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Laddered S&P 500 Buffer 12 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 12 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund buys and holds an equal-weighted portfolio of the twelve PGIM S&P 500 Buffer 12 ETFs (January to December) (the Underlying
ETFs). The Fund itself does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (FLEX Options) on the SPDR® S&P 500® ETF Trust
(SPY), its performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of an Underlying Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.37%	13.02% (6/11/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 79,135,672
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 79,135,672
Number of fund holdings	13
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	99.9%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM LADDERED S&P 500 BUFFER 20 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered S&P 500 Buffer 20 ETF
Class Name	PGIM Laddered S&P 500 Buffer 20 ETF
Trading Symbol	PBFR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Laddered S&P 500 Buffer 20 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 20 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund buys and holds an equal-weighted portfolio of the twelve S&P 500 Buffer 20 ETFs (January to December) (the Underlying ETFs).
The Fund itself does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (FLEX Options) on the SPDR® S&P 500® ETF Trust
(SPY), its performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of an Underlying Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.73%	10.67% (6/11/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 69,943,920
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 69,943,920
Number of fund holdings	13
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	99.9%
Affiliated Mutual Fund - Short-Term Investment	0.6%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

PGIM Nasdaq-100 Buffer 12 ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - January
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - January
Trading Symbol	PQJA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - January (the “Fund”) for the period of December 27, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - January	$45	0.50%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ Trust
SM
, Series 1 (QQQ) up to a
predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the QQQ losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible
EXchange® Options (FLEX Options) on the QQQ. QQQ is an exchange-traded unit investment trust that seeks to track the investment results, before fees and expenses, of all the stocks in the Nasdaq-100 Index®.
■
The current target outcome period began on January 1, 2025 and will end on December 31, 2025. Within each target outcome period, performance is primarily driven by the returns of QQQ, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In early 2025, equities provided lackluster returns as the US Federal Reserve slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	14.12% (12/27/2024)
NASDAQ 100 Price Return Index	23.06%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 27, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 5,991,535
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 17,666
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 5,991,535
Number of fund holdings	5
Total advisory fees paid for the year	$ 17,666
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.4%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Options Written	(7.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Nasdaq-100 Buffer 12 ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - April
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - April
Trading Symbol	PQAP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - April (the “Fund”) for the period of December 27, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - April	$45	0.50%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ Trust
SM
, Series 1 (QQQ) up to a
predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the QQQ losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible
EXchange® Options (FLEX Options) on the QQQ. QQQ is an exchange-traded unit investment trust that seeks to track the investment results, before fees and expenses, of all the stocks in the Nasdaq-100 Index®.
■
The current target outcome period began on April 1, 2025 and will end on March 31, 2026. Within each target outcome period, performance is primarily driven by the returns of QQQ, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In early 2025, equities provided lackluster returns as the US Federal Reserve slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	12.80% (12/27/2024)
NASDAQ 100 Price Return Index	23.06%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 27, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 7,331,966
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 22,344
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 7,331,966
Number of fund holdings	5
Total advisory fees paid for the year	$ 22,344
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	118.1%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(18.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM NASDAQ-100 BUFFER 12 ETF - JULY
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - July
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - July
Trading Symbol	PQJL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - July (the “Fund”) for the period of December 27, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - July	$45	0.50%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ Trust
SM
, Series 1 (QQQ)
up
to a
predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the QQQ losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible
EXchange® Options (FLEX Options) on the QQQ. QQQ is an exchange-traded unit investment trust that seeks to track the investment results, before fees and expenses, of all the stocks in the Nasdaq-100 Index®.
■
The current target outcome period began on July 1, 2025 and will end on June 30, 2026. Within each target outcome period, performance is primarily driven by the returns of QQQ, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In early 2025, equities provided lackluster returns as the US Federal Reserve slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	15.05% (12/27/2024)
NASDAQ 100 Price Return Index	23.06%

Since Inception returns are
provided
for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 27, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 4,889,710
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 13,292
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 4,889,710
Number of fund holdings	5
Total advisory fees paid for the year	$ 13,292
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	108.5%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(9.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
*	Less than 0.05%

PGIM Nasdaq-100 Buffer 12 ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - October
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - October
Trading Symbol	PQOC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - October (the “Fund”) for the period of December 27, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - October	$45	0.50%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the
Invesco
QQQ Trust
SM
, Series 1 (QQQ) up to a
predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the QQQ losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible
EXchange® Options (FLEX Options) on the QQQ. QQQ is an exchange-traded unit investment trust thatseeks to track the investment results, before fees and expenses, of the Nasdaq-100 Index®.
■
The current target outcome period began on October 1, 2025 and will end on September 30, 2026. Within each target outcome period, performance is primarily driven by the returns of QQQ, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In early 2025, equities provided lackluster returns as the US Federal Reserve slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	14.13% (12/27/2024)
NASDAQ 100 Price Return Index	23.06%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest
month-end to
the Fund’s inception date.

Performance Inception Date	Dec. 27, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 7,418,949
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 13,316
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 7,418,949
Number of fund holdings	5
Total advisory fees paid for the year	$ 13,316
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.9%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(8.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
*	Less than 0.05%

PGIM Laddered Nasdaq-100 Buffer 12 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered Nasdaq-100 Buffer 12 ETF
Class Name	PGIM Laddered Nasdaq-100 Buffer 12 ETF
Trading Symbol	PBQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Laddered Nasdaq-100 Buffer 12 ETF (the “Fund”) for the period of December 27, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered Nasdaq-100 Buffer 12 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
The Fund buys and holds an equal-weighted portfolio of the four PGIM Nasdaq-100 Buffer 12 ETFs (
January
, April, July and October) (the
Underlying ETFs). The Fund itself does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (FLEX Options) on the Invesco QQQ Trust
SM
,
Series 1 (QQQ), its performance is primarily driven by the returns of QQQ, although other factors, such as changes in volatility or interest rates, can impact the value of the Underlying Funds’ FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks
over this
reporting period. In late 2024, equities rallied on the US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trad and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	13.96% (12/27/2024)
NASDAQ 100 Price Return Index	23.06%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured
from the closest month-end to
the Fund’s inception date.

Performance Inception Date	Dec. 27, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 15,099,874
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 15,099,874
Number of fund holdings	5
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	99.9%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - January
Class Name	PGIM S&P 500 Max Buffer ETF - January
Trading Symbol	PMJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - January (the “Fund”) for the period of December 31, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - January	$43	0.50%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing 100% downside protection (before fees and expenses) of SPY losses over the one-year target outcome period. The
Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options (FLEX Options) on the
SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on January 1, 2025 and will end on December 31, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on the US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The
US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	5.83% (12/31/2024)
S&P 500 Price Return Index	16.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 31, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 2,381,215
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 10,011
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 2,381,215
Number of fund holdings	4
Total advisory fees paid for the year	$ 10,011
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	107.9%
Affiliated Mutual Fund - Short-Term Investment	1.6%
Options Written	(9.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - February
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - February
Class Name	PGIM S&P 500 Max Buffer ETF - February
Trading Symbol	PMFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - February (the “Fund”) for the period of January 31, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - February	$38	0.50%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing 100% downside protection (before fees and expenses) of SPY losses over the one-year target outcome period. The
Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options (FLEX Options) on the
SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on February 1, 2025 and will end on January 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on the US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The
US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	5.04% (1/31/2025)
S&P 500 Price Return Index	13.24%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jan. 31, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 3,676,416
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 12,892
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 3,676,416
Number of fund holdings	4
Total advisory fees paid for the year	$ 12,892
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	107.3%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(8.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - March
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - March
Class Name	PGIM S&P 500 Max Buffer ETF - March
Trading Symbol	PMMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - March (the “Fund”) for the period of February 28, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - March	$34	0.50%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing 100% downside protection (before fees and expenses) of SPY losses over the one-year target outcome period. The
Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options (FLEX Options) on the
SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on March 1, 2025 and will end on February 28, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on the US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The
US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	4.46% (2/28/2025)
S&P 500 Price Return Index	14.87%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Feb. 28, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 2,611,542
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 8,080
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 2,611,542
Number of fund holdings	4
Total advisory fees paid for the year	$ 8,080
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	109.5%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(10.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - April
Class Name	PGIM S&P 500 Max Buffer ETF - April
Trading Symbol	PMAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - April (the “Fund”) for the period of April 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - April	$30	0.50%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing 100% downside protection (before fees and expenses) of SPY losses over the one-year target outcome period. The
Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options (FLEX Options) on the
SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on April 1, 2025 and will end on March 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on the US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The
US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	4.46% (4/1/2025)
S&P 500 Price Return Index	21.89%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Apr. 01, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 2,611,608
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 7,298
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 2,611,608
Number of fund holdings	4
Total advisory fees paid for the year	$ 7,298
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	114.5%
Affiliated Mutual Fund - Short-Term Investment	2.2%
Options Written	(16.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
*	Less than 0.05%

PGIM S&P 500 MAX BUFFER ETF - MAY
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - May
Class Name	PGIM S&P 500 Max Buffer ETF - May
Trading Symbol	PMMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - May (the “Fund”) for the period of April 30, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - May	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on April 30, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	3.81% (4/30/2025)
S&P 500 Price Return Index	22.82%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s
inception
date.

Performance Inception Date	Apr. 30, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 2,595,439
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 6,366
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 2,595,439
Number of fund holdings	4
Total advisory fees paid for the year	$ 6,366
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	118.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(18.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 MAX BUFFER ETF - JUNE
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - June
Class Name	PGIM S&P 500 Max Buffer ETF - June
Trading Symbol	PMJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - June (the “Fund”) for the period of May 30, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - June	$21	0.50%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on May 30, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	3.51% (5/30/2025)
S&P 500 Price Return Index	15.71%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 30, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 3,105,299
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 6,267
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 3,105,299
Number of fund holdings	4
Total advisory fees paid for the year	$ 6,267
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	111.5%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Options Written	(12.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 MAX BUFFER ETF - JULY
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - July
Class Name	PGIM S&P 500 Max Buffer ETF - July
Trading Symbol	PMJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - July (the “Fund”) for the period of June 30, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - July	$17	0.50%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on June 30, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	2.51% (6/30/2025)
S&P 500 Price Return Index	10.24%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 2,306,497
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 3,815
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 2,306,497
Number of fund holdings	4
Total advisory fees paid for the year	$ 3,815
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.7%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Options Written	(9.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - August
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - August
Class Name	PGIM S&P 500 Max Buffer ETF - August
Trading Symbol	PMAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - August (the “Fund”) for the period of July 31, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - August	$13	0.50%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on July 31, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	2.19% (7/31/2025)
S&P 500 Price Return Index	7.90%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 31, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 3,576,648
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 4,357
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 3,576,648
Number of fund holdings	4
Total advisory fees paid for the year	$ 4,357
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
Options Written	(7.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - September
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - September
Class Name	PGIM S&P 500 Max Buffer ETF - September
Trading Symbol	PMSE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - September (the “Fund”) for the period of August 29, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - September	$9	0.50%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on August 29, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	1.35% (8/29/2025)
S&P 500 Price Return Index	5.88%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Aug. 29, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 4,054,113
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 3,061
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 4,054,113
Number of fund holdings	4
Total advisory fees paid for the year	$ 3,061
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.8%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Options Written	(7.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
*	Less than 0.05%

PGIM S&P 500 MAX BUFFER ETF - OCTOBER
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - October
Class Name	PGIM S&P 500 Max Buffer ETF - October
Trading Symbol	PMOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - October (the “Fund”) for the period of September 30, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - October	$4	0.50%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on September 30, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	0.44% (9/30/2025)
S&P 500 Price Return Index	2.27%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 3,515,411
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,173
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 3,515,411
Number of fund holdings	4
Total advisory fees paid for the year	$ 1,173
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	103.1%
Affiliated Mutual Fund - Short-Term Investment	2.8%
Options Written	(5.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - November
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - November
Class Name	PGIM S&P 500 Max Buffer ETF - November
Trading Symbol	PMNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - November (the “Fund”) for the period of October 31, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - November	$0*	0.50%
*The amount rounds to zero. This report covers a period less than f ull fisc
al year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 0 [1]
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	The amount rounds to zero. This report covers a period less than f ull fisc al year. Expenses for a full fiscal year would be higher than the figures shown.
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on October 31, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.

Net Assets	$ 2,000,046
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 27
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 2,000,046
Number of fund holdings	4
Total advisory fees paid for the year	$ 27
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.9%
Affiliated Mutual Fund - Short-Term Investment	100.0%
Options Written	(4.8)%
197.1%
Liabilities in excess of other assets	(97.1)%
100.0%

[1]	The amount rounds to zero. This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.